Capital and Other Components of Equity (Details 3) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Non-controlling interests, net of tax [Abstract]
Balance at the beginning of the year	$ 18,388,204	$ 22,648,604	$ 19,329,254
Equity attributable to non-controlling interests:
Loss for the year	(2,120,737)	(1,211,772)	(28,161)
Adjustment of changes in ownership of investees	(6,421)	(191,394)	(262,229)
Foreign currency translation differences	(355,700)	(1,867,168)	(680,218)
Remeasurement of defined benefit plans	201	(98)	5,003
Proceeds from subsidiaries capital increase	11,620	9,590	10,086,575
Effect of disposal of interest in subsidiary to non-controlling interests	1,258,788	0	0
Effect of acquisition of non-controlling interests	0	37,036	(5,245,698)
Redemption of subsidiary treasury shares	0	(865,633)	(227,676)
Others	(107,454)	(170,961)	(328,246)
Balance at the end of the year	$ 17,068,501	$ 18,388,204	$ 22,648,604